Financial Instruments - Summary of Consolidated Debt by Type of Instrument (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Current maturities	$ (2)	$ (68)
Short- term	2	68
Short-term debt	51	73
Long- term	6,920	7,306
Bank loans [member]
Disclosure of detailed information about financial instruments [line items]
Short- term	43	0
Long- term	2,762	2,017
Bank loans [member] | Loans in Foreign Countries [member]
Disclosure of detailed information about financial instruments [line items]
Short- term	43	0
Long- term	184	289
Bank loans [member] | Syndicated loans [member]
Disclosure of detailed information about financial instruments [line items]
Long- term	2,578	1,728
Notes payable [member]
Disclosure of detailed information about financial instruments [line items]
Short- term	6	5
Long- term	4,160	5,357
Notes payable [member] | Medium term notes [member]
Disclosure of detailed information about financial instruments [line items]
Long- term	3,988	5,179
Notes payable [member] | Other Notes Payable [member]
Disclosure of detailed information about financial instruments [line items]
Short- term	6	5
Long- term	172	178
Total bank loans and notes payables [member]
Disclosure of detailed information about financial instruments [line items]
Short- term	49	5
Long- term	$ 6,922	$ 7,374
Bottom of range [member] | Bank loans [member] | Loans in Foreign Countries [member]
Disclosure of detailed information about financial instruments [line items]
Debt instrument maturity period	2024	2023
Bottom of range [member] | Bank loans [member] | Syndicated loans [member]
Disclosure of detailed information about financial instruments [line items]
Debt instrument maturity period	2024	2023
Bottom of range [member] | Notes payable [member] | Medium term notes [member]
Disclosure of detailed information about financial instruments [line items]
Debt instrument maturity period	2024	2024
Bottom of range [member] | Notes payable [member] | Other Notes Payable [member]
Disclosure of detailed information about financial instruments [line items]
Debt instrument maturity period	2022	2022
Top of range [member] | Bank loans [member] | Loans in Foreign Countries [member]
Disclosure of detailed information about financial instruments [line items]
Debt instrument maturity period	2025	2024
Top of range [member] | Bank loans [member] | Syndicated loans [member]
Disclosure of detailed information about financial instruments [line items]
Debt instrument maturity period	2026	2026
Top of range [member] | Notes payable [member] | Medium term notes [member]
Disclosure of detailed information about financial instruments [line items]
Debt instrument maturity period	2031	2031
Top of range [member] | Notes payable [member] | Other Notes Payable [member]
Disclosure of detailed information about financial instruments [line items]
Debt instrument maturity period	2027	2027